Shareholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of redemption period
Redemption Period	Redemption Percentage
1. The period beginning on the date of the issuance of shares of Series A Preferred Stock and ending on the date which is sixty days following the Issuance Date.	100%
2. The period beginning on the date that is sixty-one days from the Issuance Date and ending ninety days following the Issuance Date.	107%
3. The period beginning on the date that is ninety-one days from the Issuance Date and ending one hundred twenty days following the Issuance Date.	112%
4. The period beginning on the date that is one hundred twenty-one days from the Issuance Date and ending one hundred fifty days following the Issuance Date.	117%
5. The period beginning on the date that is one hundred fifty-one days from the Issuance Date and ending one hundred eighty days following the Issuance Date.	120%

Schedule of nonvested activity
	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2020	23,826,926	$0.16
Granted	6,194,767	0.06
Forfeited	(700,000)	(0.07)
Shares vested	(15,051,573)	(0.14)
Non-vested, September 30, 2021	14,270,120	$0.14

	Number of Non-vested Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2018	5,998,672	$0.61
Granted	12,000,000	0.05
Forfeited	(323,373)	(0.59)
Non-vested, December 31, 2019	17,675,299	0.23
Granted	7,450,000	0.04
Shares vested	(1,298,373)	(0.41)
Non-vested, December 31, 2020	23,826,926	$0.16

Schedule of stock option activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2020	8,445,698	$0.40	5.10	$48,000
Granted	-	-	-	-
Forfeited	-	-	-	-
Balance Outstanding, September 30, 2021	8,445,698	$0.40	4.33	$2,160
Exercisable, September 30, 2021	8,445,698	$0.40	4.33	$2,160

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	11,445,698	$0.30
Exercised	(3,000,000)	0.03
Balance Outstanding, December 31, 2019	8,445,698	0.40
Exercised	-	-
Balance Outstanding, December 31, 2020	8,445,698	$0.40	5.10	$48,000
Exercisable, December 31, 2020	8,445,698	$0.40	5.10	$48,000

Schedule of warrant activities
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2020	2,050,000	$0.05	3.66	$137,000
Exercised	(1,050,000)	0.01	-	-
Cancelled	-	-	-	-
Balance Outstanding September 30, 2021	1,000,000	$0.09	2.80	$-
Exercisable, September 30, 2021	1,000,000	$0.09	2.80	$-

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2018	-	$-	-	$-
Granted	2,050,000	0.10
Cancelled	-	-
Balance Outstanding December 31, 2019	2,050,000	$0.10	4.66	$4,400
Granted	288,750	0.10
Cancelled	(288,750)	(0.10)
Exercisable, December 31, 2020	2,050,000	$0.05	3.66	$137,000